Fair Value Measurements - Mortgage Servicing Rights - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
Impaired loans with a specific allowance	$ 25,389,000	$ 4,819,000
Specific allowance related to impaired loans	5,113,000	615,000
Collateral dependent impaired loans
Fair Value Measurements
Specific allowance related to impaired loans	4,700,000
Collateral dependent impaired loans
Fair Value Measurements
Impaired loans with a specific allowance	32,200,000	3,000,000.0
Specific allowance related to impaired loans		316,000
Impaired financing receivable charge offs	$ 164,000	$ 207,000